Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	Note 9 - Inventories: Inventories are analyzed below:

	December 31, 2025		December 31, 2024
Merchandise for sale	Ps.	4,217,417	Ps.	3,038,373